Document and Entity Information	0 Months Ended
Nov. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2013
Registrant Name	DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND INC
Central Index Key	0000831363
Amendment Flag	false
Document Creation Date	Mar. 27, 2014
Document Effective Date	Apr. 01, 2014
Prospectus Date	Apr. 01, 2014
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND INC | DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND INC
Risk/Return:
Trading Symbol	DNJXX